Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2024
Related Party Transactions and Balances [Abstract]
Schedule of Related Parties that had Balances or Transactions	The following companies are related parties that had balances or transactions with Lakeshore Group as of and during the fiscal years ended March 31, 2024, 2023 and 2022:
Name of related parties	Relationship with Lakeshore Group
Yisheng Biopharma Holdings Ltd.	An entity controlled by Yi Zhang*
Apex Prospect Limited	A shareholder of Lakeshore Group
Yi Zhang *	A shareholder of Lakeshore Group
Hui Shao	Chief Executive Officer
Nan Zhang	Daughter of Yi Zhang
Xu Zhang	Daughter Yi Zhang
Rui Mi	Spouse of Yi Zhang
*	Yi Zhang was the chairman of the board of directors for the years ended March 31, 2023 and 2022. The entity controlled by him was the related parties of Lakeshore Group during fiscal years 2023 and 2022.

Schedule of Transactions with Related Parties	Lakeshore Group had the following transactions with related parties, all of which are interest-free during the fiscal years ended March 31, 2024, 2023 and 2022:
	Years Ended March 31,
	2022	2023	2024	2024
	(RMB)	(RMB)	(RMB)	(US$)
Amounts due from related party:
Yisheng Biopharma Holdings Limited (Hong Kong)
Receivable collected on behalf of Lakeshore Group	2,966,777	-	-	-
Repayment to Lakeshore Group	33,055,610	-	-	-